Fair Value - Schedule of Transfers between Level 1 and Level II for Financial Assets and Liabilities Recorded at Fair Value on Recurring Basis (Detail) - Recurring fair value measurement [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II		€ 20
Transfers Level II to Level I		19
Available-for-sale financial assets [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II		12
Transfers Level II to Level I	€ 46	3
Available-for-sale financial assets [member] | Debt securities [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II		12
Transfers Level II to Level I	46	3
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II		8
Transfers Level II to Level I	€ 46	16
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II		8
Transfers Level II to Level I		8
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investment contracts for account of policyholders [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level II to Level I		€ 8